THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NML VARIABLE ANNUITY ACCOUNT A

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY (DATED APRIL 30, 2008)

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED) (DATED APRIL 30, 2008)

NML VARIABLE ANNUITY ACCOUNT B

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY (DATED APRIL 30, 2008)

FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED) (DATED APRIL 30, 2008)

NML VARIABLE ANNUITY ACCOUNT C

SUPPLEMENT TO THE PROSPECTUSES

GROUP COMBINATION ANNUITY (DATED APRIL 30, 2008)

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

(DATED APRIL 30, 2008)

This Supplement revises certain information with regard to the total annual operating expenses of the Money Market Portfolio contained in the Prospectuses referenced above dated April 30, 2008.

The following replaces the row with regard to the Money Market Portfolio in the table under “Annual Portfolio Operating Expenses”:

Portfolio	Investment Advisory Fees	Other Expenses	12b-1 Fees	Acquired Fund Fees & Expenses	Total Operating Expenses	Total Net Operating Expenses (Including Contractual Waivers, Limitations and Reimbursements)
Money Market Portfolio*	0.30%	0.02%	0.00%	0.00%	0.32%	0.32%

The following footnote is added to the table under “Annual Portfolio Operating Expenses”:

*             Money Market Portfolio     In light of current economic and market conditions, MSA has elected to waive the 30 basis point fee it receives for managing the Portfolio’s assets on a temporary basis, effective December 31, 2008. This fee waiver, which is voluntary, will be reviewed periodically by MSA in light of market and economic developments and may be revised or discontinued at any time. “Other Expenses” has been updated to reflect fees paid by the Portfolio to participate in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds. Due to the temporary nature of the Program, this expense has not been annualized.

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated January 12, 2009.